May 11, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services
RE:               The Gabelli Asset Fund (the "Fund")
                  File Nos. 33-1719 and 811-4494
                  -------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 22 to the Fund's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on April 29, 2004 (Accession #0000935069-04-000668).

     If you have any questions concerning this filing, you may contact the undersigned at (617) 338-4426.


Sincerely,

/S/ AARON REMORENKO
Aaron Remorenko
Regulatory Administrator



cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd